ACCOUNTS RECEIVABLE (Classification of Accounts Receivable) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable, net - current portion	$ 23,184,239	$ 15,001,222
Accounts receivable, net - non-current portion	1,488,251	415,881
Accounts receivable, net	$ 24,672,490	$ 15,417,103